Concentrations of Risk (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 SGD ($)
Concentration Risk [Line Items]
Revenue	$ 14,709,239	$ 10,478,550	$ 8,570,070
Accounts Receivable and Sale Type Lease Investments [Member]
Concentration Risk [Line Items]
Revenue	80,416	14,574
Singapore [Member]
Concentration Risk [Line Items]
Deposit protection	77,515			$ 100,000
Cash balances	2,100,000
Revenue	$ 10,107,584	$ 5,228,044	$ 3,407,171
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable and Sale Type Lease Investments [Member]
Concentration Risk [Line Items]
Percentage of risk	23.40%	23.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable and Sale Type Lease Investments [Member]
Concentration Risk [Line Items]
Percentage of risk		23.50%